UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07434

The Stratton Funds, Inc.

(Exact name of registrant as specified in charter)

610 W. Germantown Pike, Suite 300 Plymouth Meeting, PA 19462-1050

(Address of principal executive offices) (Zip code)

Patricia L. Sloan, Secretary/Treasurer

The Stratton Funds, Inc.

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0255

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS September 30, 2005 (unaudited)

Stratton Small-Cap Value Fund

	Number of Shares	Market Value[1]
COMMON STOCKS—92.5%
Aerospace – 1.8%
Moog Inc. Class A†	192,925	$5,695,146

Banking/Financial – 2.3%
Commerce Bancorp, Inc. (NJ)	50,000	1,534,500
Eaton Vance Corp.	80,000	1,985,600
QC Holdings Inc.†	30,000	391,200
Webster Financial Corp.	33,000	1,483,680
WSFS Financial Corp.	35,000	2,061,150

		7,456,130

Basic Materials – 0.3%
Rock-Tenn Co. Class A	55,000	830,500

Business Services – 5.4%
Aaron Rents, Inc.	217,500	4,600,125
Affiliated Managers Group, Inc.†	84,300	6,105,006
Armor Holdings, Inc.†	153,000	6,580,530

		17,285,661

Capital Goods – 12.0%
Cascade Corp.	105,700	5,147,590
Crane Co.	216,800	6,447,632
DRS Technologies, Inc.	71,900	3,548,984
Engineered Support Systems, Inc.	123,650	5,074,596
JLG Industries, Inc.	184,400	6,747,196
Terex Corp.†	126,900	6,272,667
United Rentals, Inc.†	246,800	4,864,428

		38,103,093

Chemicals – 2.2%
Hercules Inc.†	315,200	3,851,744
PolyOne Corp.†	495,700	3,003,942

		6,855,686

Construction – 5.9%
Beazer Homes USA, Inc.	63,300	3,713,811
D.R. Horton, Inc.	75,000	2,716,500
Hovnanian Enterprises, Inc. Class A†	97,000	4,966,400
M.D.C. Holdings, Inc.	42,673	3,366,473
WCI Communities, Inc.†	147,900	4,195,923

		18,959,107

Consumer Durables – 1.7%
Harman International Industries, Inc.	17,500	1,789,725
Jacuzzi Brands, Inc.†	364,800	2,940,288
Polaris Industries, Inc.	15,000	743,250

		5,473,263

Distribution – 0.5%
IKON Office Solutions, Inc.	164,200	1,638,716

Energy – 21.2%
Cabot Oil & Gas Corp.	139,050	7,023,415
Foundation Coal Holdings, Inc.	174,500	6,709,525
Houston Exploration Co.†	88,700	5,965,075
KCS Energy, Inc.†	264,400	7,278,932
Newfield Exploration Co.†	86,000	4,222,600
Penn Virginia Corp.	113,100	6,527,001
Pogo Producing Co.	59,600	3,512,824
Remington Oil & Gas Corp.†	169,000	7,013,500
Southwest Gas Corp.	210,000	5,751,900
TETRA Technologies, Inc.†	216,900	6,771,618
Universal Compression Holdings, Inc.†	167,500	6,661,475

		67,437,865

Entertainment – 3.0%
Isle of Capri Casinos, Inc.†	168,100	3,593,978
Landry's Restaurants, Inc.	142,400	4,172,320
Multimedia Games, Inc.†	185,000	1,796,350

		9,562,648

Health Care – 7.7%
Alliance Imaging, Inc.†	414,000	3,539,700
Beverly Enterprises, Inc.†	193,800	2,374,050
CONMED Corp.†	191,000	5,325,080
Henry Schein, Inc.†	88,500	3,771,870
Respironics, Inc.†	86,000	3,627,480
West Pharmaceutical Services, Inc.	200,000	5,934,000

		24,572,180

Insurance/Services – 5.0%
Donegal Group Inc. Class B	39,510	712,760
PacifiCare Health Systems, Inc.†	72,800	5,807,984
Scottish Re Group Ltd.	183,200	4,367,488
Selective Insurance Group, Inc.	104,100	5,090,490

		15,978,722

REITs – 6.1%
FelCor Lodging Trust Inc.†	310,000	4,696,500
Innkeepers USA Trust	323,000	4,990,350
MeriStar Hospitality Corp.†	533,700	4,872,681
Sunstone Hotel Investors, Inc.	199,500	4,865,805

		19,425,336

Retailing – 4.1%
Circuit City Stores, Inc.	190,400	3,267,264
Electronics Boutique Holdings Corp.†	19,000	1,193,960
GameStop Corp.†	133,400	4,198,098
Oxford Industries, Inc.	97,000	4,376,640

		13,035,962

Technology – 7.6%
Anixter International Inc.†	157,000	6,331,810
Bel Fuse Inc. Class B	40,000	1,457,200
Belden CDT Inc.	260,600	5,063,458
Komag, Inc.†	143,000	4,570,280
MICROS Systems, Inc.†	74,100	3,241,875
Premiere Global Services, Inc.†	345,000	2,822,100
Technitrol, Inc.	42,000	643,440

		24,130,163

Transportation – 1.6%
Maritrans Inc.	40,500	1,296,000
Yellow Roadway Corp.†	93,487	3,872,232

		5,168,232

Utilities – 4.1%
El Paso Electric Co.†	312,000	6,505,200
Energen Corp.	155,200	6,713,952

		13,219,152

Total Common Stocks (Cost $232,670,092)		294,827,562

SHORT-TERM INVESTMENTS – 7.1%
PNC Bank Money Market Account 3.23%, due 10/01/05	$22,735,440	22,735,440

Total Short-Term Investments (Cost $22,735,440)		22,735,440

Total Investments – 99.6% (Cost $255,405,532*)		317,563,002
Other Assets Less Liabilities – 0.4%		1,163,881

NET ASSETS – 100.00%		$318,726,883

†	Non-income producing security
*	Aggregate cost for federal income tax purposes is $255,405,532 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$69,143,902
Gross unrealized depreciation	(6,986,432)

Net unrealized appreciation	$62,157,470

[1]	Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets are valued at their fair value as determined in good faith by the Boards of Directors of the Funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Stratton Funds, Inc.
(Registrant)

By (Signature and Title)*	/s/ James W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date November 23, 2005

By (Signature and Title)*	/s/ James A. Beers
James A. Beers, Chief Financial Officer
(principal financial officer)

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.